Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Government Income Trust
Entity Central Index Key	0000357052
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000024569
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Income Fund
Class Name	Institutional Shares
Trading Symbol	FICMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Income Fund (the "Fund") for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing primarily in fixed-income securities issued by or guaranteed by the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Duration was a positive contributor to relative performance as the Fund had tactical positions that benefited from rate volatility.

  Yield curve was a positive relative contributor as the Fund had greater duration exposure at the short end of the yield curve relative to the longer end as the curve steepened.

Top Detractors from Performance

  Sector allocation was a negative contributor to relative performance as the Fund used futures contracts to manage duration and yield curve exposure while mortgages outperformed.

  Security selection was a negative contributor to relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
1/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,136	$9,984	$10,196
1/31/2017	$10,138	$10,129	$10,230
1/31/2018	$10,217	$10,347	$10,364
1/31/2019	$10,473	$10,580	$10,675
1/31/2020	$11,069	$11,600	$11,342
1/31/2021	$11,482	$12,148	$11,709
1/31/2022	$11,129	$11,787	$11,406
1/31/2023	$10,293	$10,802	$10,547
1/31/2024	$10,318	$11,028	$10,676
1/31/2025	$10,457	$11,256	$10,910

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	1.35%	(1.13%)	0.45%
Bloomberg US Aggregate Bond IndexFootnote Reference*	2.07%	(0.60%)	1.19%
Bloomberg US Mortgage Backed Securities Index	2.19%	(0.77%)	0.87%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Material Change Date	Feb. 16, 2024
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 150,777,251
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 408,250
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$150,777,251
  Number of Investments90
  Portfolio Turnover256%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)26%
  Total Advisory Fees Paid$408,250

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	11.3%
U.S. Government Agency Mortgage-Backed Securities	118.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective February 16, 2024, the Fund restated its fee table to reflect current fees due to the removal of the Shareholder Services Fee on the Fund’s Institutional Shares.

Material Fund Change Expenses [Text Block]	Effective February 16, 2024, the Fund restated its fee table to reflect current fees due to the removal of the Shareholder Services Fee on the Fund’s Institutional Shares.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024570
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Income Fund
Class Name	Service Shares
Trading Symbol	FITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Income Fund (the "Fund") for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks current income by investing primarily in fixed-income securities issued by or guaranteed by the U.S. government and its agencies and instrumentalities.

Top Contributors to Performance

  Duration was a positive contributor to relative performance as the Fund had tactical positions that benefited from rate volatility.

  Yield curve was a positive relative contributor as the Fund had greater duration exposure at the short end of the yield curve relative to the longer end as the curve steepened.

Top Detractors from Performance

  Sector allocation was a negative contributor to relative performance as the Fund used futures contracts to manage duration and yield curve exposure while mortgages outperformed.

  Security selection was a negative contributor to relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
1/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,116	$9,984	$10,196
1/31/2017	$10,097	$10,129	$10,230
1/31/2018	$10,156	$10,347	$10,364
1/31/2019	$10,390	$10,580	$10,675
1/31/2020	$10,960	$11,600	$11,342
1/31/2021	$11,345	$12,148	$11,709
1/31/2022	$10,977	$11,787	$11,406
1/31/2023	$10,132	$10,802	$10,547
1/31/2024	$10,125	$11,028	$10,676
1/31/2025	$10,253	$11,256	$10,910

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	1.26%	(1.32%)	0.25%
Bloomberg US Aggregate Bond IndexFootnote Reference*	2.07%	(0.60%)	1.19%
Bloomberg US Mortgage Backed Securities Index	2.19%	(0.77%)	0.87%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 150,777,251
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 408,250
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$150,777,251
  Number of Investments90
  Portfolio Turnover256%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)26%
  Total Advisory Fees Paid$408,250

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	11.3%
U.S. Government Agency Mortgage-Backed Securities	118.4%

Material Fund Change [Text Block]